Risks and Uncertainties (Details) - EBP 006	Dec. 31, 2025	Dec. 31, 2024
LNC common stock
EBP, Risk and Uncertainty [Line Items]
Concentration of investment at fair value to net assets	8.00%	8.00%
Investment Contract
EBP, Risk and Uncertainty [Line Items]
Concentration of investment at fair value to net assets	16.00%	16.00%